Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding share capital
The outstanding share capital of the Company, its subsidiary and related put options were classified as equity or liabilities as follows and changes to the Company’s share capital were as follows:
Classified as liabilities

		2021		2020
	Quantity	Value	Quantity	Value
	Unit	$	Unit	$
Company’s share capital
Class A common shares, Series A
Balance – Beginning of year	—	—	14,175,549	58,262
Conversion into Subordinate Voting Shares	—	—	(14,175,549)	(131,691)
Changes in the redemption amount accounted as financing costs	—	—	—	73,429
Balance – End of year	—	—	—	—

Class B preferred shares
Balance – Beginning of year	—	—	32,000,000	39,967
Conversion into Subordinate Voting Shares	—	—	(32,000,000)	(42,976)
Changes in the redemption amount accounted as financing costs	—	—	—	3,009
Balance – End of year	—	—	—	—
Classified as equity

		2021		2020
	Quantity	Value	Quantity	Value
	Unit	$	Unit	$
Company’s share capital
Class A common shares, Series A
Balance – Beginning of year	—	—	68,032,894	103,271
Conversion into Subordinate Voting Shares	—	—	(68,032,894)	(103,271)
Balance, end of year	—	—	—	—

Class A common shares, Series B
Balance – Beginning of year	—	—	66,739,698	86,145
Conversion into Subordinate Voting Shares	—	—	(66,739,698)	(86,145)
Balance – End of year	—	—	—	—

Class A common shares, Series C
Balance – Beginning of year	—	—	56,259,910	72,618
Issuance of shares – Unsecured convertible debenture conversion	—	—	3,250,206	30,180
Conversion into Subordinate Voting Shares	—	—	(59,510,116)	(102,798)
Balance – End of year	—	—	—	—

Class A common shares, Series D
Balance – Beginning of year	—	—	44,403,491	182,498
Conversion into Subordinate Voting Shares	—	—	(44,403,491)	(182,498)
Balance – End of year	—	—	—	—

Class B common shares
Balance – Beginning of year	—	—	1,457,360	5,990
Issuance of shares	—	—	89,286	193
Conversion into Subordinate Voting Shares	—	—	(1,546,646)	(6,183)
Balance – End of year	—	—	—	—

Class A preferred shares
Balance – Beginning of year	—	—	1,000	1
Conversion into Class B preferred shares	—	—	(1,000)	(1)
Balance – End of year	—	—	—	—

Class B preferred shares
Balance – Beginning of year	—	—	—	—
Issuance of shares – Class A preferred shares conversion	—	—	1,000	1
Redemption of shares	—	—	(1,000)	(1)
Balance – End of year	—	—	—	—

		2021		2020
	Quantity	Value	Quantity	Value
	Unit	$	Unit	$
Subordinate Voting Shares
Balance – Beginning of year	45,924,637	1,139,723	—	—
Issuance of shares
Conversion of Class A common shares, series A, B, C, and D	—	—	90,307,767	606,403
Conversion of Class B common and preferred shares and convertible debentures	—	—	11,980,945	49,159
Conversion of multiple voting shares	16,183,189	85,271	—	—
Exercise of stock options	1,233,084	11,711	760	4
Issuance under public listings	3,450,000	424,833	29,171,050	758,447
Issuance for acquisitions	138,522	11,387	6,711,923	254,738
Conversion into multiple voting shares	—	—	(92,247,808)	(486,062)
Issuance fees	—	(16,611)	—	(42,966)
Balance – End of year	66,929,432	1,656,314	45,924,637	1,139,723

Multiple voting shares
Balance – Beginning of year	92,247,808	486,062	—	—
Issuance of shares	—	—	92,247,808	486,062
Conversion into Subordinate Voting Shares	(16,183,189)	(85,271)	—	—
Balance – End of year	76,064,619	400,791	92,247,808	486,062

Total	142,994,051	2,057,105	138,172,445	1,625,785